Cash	6 Months Ended
Sep. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash

4.	Cash

Cash consisted of the following:

	As of
	September 30, 2025	March 31, 2025
Cash on hand	$366	$363
Bank balances	566,956	1,217,396
Other	211	209
Total	$567,533	$1,217,968

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS